Leases - Summary of Supplemental Information Related to Operating Lease (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Supplemental Information Related to Operating Lease transactions [Line Items]
Lease liability payments	$ 48,048	$ 57,319
Lease assets obtained in exchange for liabilities	$ 79,725	$ 33,964
Weighted average remaining lease term — Operating leases	6 years 2 months 12 days	5 years
Weighted average discount rate — Operating leases	5.30%	4.00%